Average Annual Total Returns - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2023
Fidelity Advisor Capital Development Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(13.51%)
Past 5 years	6.98%
Past 10 years	10.36%
Fidelity Advisor Capital Development Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.62%)
Past 5 years	5.17%
Past 10 years	8.63%
Fidelity Advisor Capital Development Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.22%)
Past 5 years	5.21%
Past 10 years	8.12%
Fidelity Advisor Capital Development Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(9.98%)
Past 5 years	7.22%
Past 10 years	10.14%
Fidelity Advisor Capital Development Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(11.87%)
Past 5 years	6.95%
Past 10 years	10.04%
Fidelity Advisor Capital Development Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(8.13%)
Past 5 years	8.40%
Past 10 years	11.17%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%